Retirement Benefit Plans - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($) Years Unit	Dec. 31, 2017 USD ($) Years Unit	Dec. 31, 2016 TWD ($)
Disclosure of defined benefit plans [Line Items]
Defined benefit plans expected contribution	$ 26,910	$ 908
Weighted average duration of the defined benefit obligation | Years	13.4	13.4
Defined benefit pension plan [Member]
Disclosure of defined benefit plans [Line Items]
Number of units accrued in first tranche	2	2
Duration of first tranche	First 15 years	First 15 years
Number of units accrued in second tranche	1	1
Duration of second tranche	Thereafter 15 years	Thereafter 15 years
Maximum number of units accruable under the pension plan	45	45
Benefit measurement period	6 months	6 months
Employer contribution percentage	2.00%	2.00%
Defined contribution pension plan [member]
Disclosure of defined benefit plans [Line Items]
Employer contribution percentage	6.00%	6.00%	6.00%
Pension costs under defined contribution pension plans	$ 190,106	$ 6,414	$ 174,096